Fair Value of Assets and Liabilities - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Commitments to invest in limited partnership interests	$ 40,000
Fixed income securities	4,530,344	$ 4,917,725
Gains (losses) for Level 3 assets and liabilities still held at the balance sheet date, included in earnings	6,800	59,600	$ 23,400
Gains (losses) for Level 3 assets still held at the balance sheet date, included in investment income	5,758	57,263	22,711
Gains (losses) for Level 3 assets still held at the balance sheet date, included in interest credited to contract holder funds	1,300	(556)	(702)
Gains (losses) for Level 3 liabilities still held at the balance sheet date, included in life and annuity contract benefits	(326)	2,900	1,400
Capital Gain
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Gains (losses) for Level 3 assets still held at the balance sheet date, included in investment income	5,800	56,700	22,700
Investment Income
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Gains (losses) for Level 3 assets still held at the balance sheet date, included in investment income	3	606	$ 14
Significant unobservable inputs (Level 3)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fixed income securities	38,772	99,674
Significant unobservable inputs (Level 3) | Fixed income securities - non-binding broker quotes
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fixed income securities	$ 33,400	$ 94,000
Minimum
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Liquidation period of underlying assets of the investees	4 years
Contractual obligations maturity term	10 years
Maximum
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Liquidation period of underlying assets of the investees	9 years
Contractual obligations maturity term	12 years